Segment Reporting - Schedule of Long-Lived Assets by Geographic Locations (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Schedule of Long-Lived Assets by Geographic Locations [Line Items]
Total	$ 33,427,233	$ 26,547,670
Japan [Member]
Schedule of Long-Lived Assets by Geographic Locations [Line Items]
Total	14,819,946	14,726,888
Foreign – Singapore [Member]
Schedule of Long-Lived Assets by Geographic Locations [Line Items]
Total	12,353,715	6,502,511
Taiwan [Member]
Schedule of Long-Lived Assets by Geographic Locations [Line Items]
Total	3,437,081	4,481,573
China [Member]
Schedule of Long-Lived Assets by Geographic Locations [Line Items]
Total	743,947	836,698
United States [Member]
Schedule of Long-Lived Assets by Geographic Locations [Line Items]
Total	$ 2,072,544